Note 18 - Financial Instruments With Off-balance Sheet Risk (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Off-balance Sheet Expiration Period	3 years 240 days
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 2.6	$ 1.9